SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Relevant Exchange Rates) (Details)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
IL [Member]
Dollar Exchange Rate of Relevant Currencies [Line Items]
Exchange rate of one US dollar		3.456	3.748	3.467
Increase (decrease) during the year: Exchange rate of one US dollar		(7.79%)	8.10%	(9.83%)
BR [Member]
Dollar Exchange Rate of Relevant Currencies [Line Items]
Exchange rate of one US dollar		4.0307	3.8748	3.3080
Increase (decrease) during the year: Exchange rate of one US dollar		4.02%	17.13%	1.50%
ZMK [Member]
Dollar Exchange Rate of Relevant Currencies [Line Items]
Exchange rate of one US dollar	[1]	59.895	37.801	18.774
Increase (decrease) during the year: Exchange rate of one US dollar	[1]	58.45%	101.35%	18.45%
Israeli Consumer Price Index [Member]
Dollar Exchange Rate of Relevant Currencies [Line Items]
Exchange rate of one US dollar	[2]	114.63	113.95	113.05
Increase (decrease) during the year: Exchange rate of one US dollar	[2]	0.60%	0.80%	0.40%

[1]	commencing the third quarter of 2018 the Argentinian economy was declared as an hyperinflationary economy (See above).
[2]	Based on the Index for the month ending on each balance sheet date, on the basis of 2008 average 100.